Note 5 - Transactions With Related Parties (Details Textual) - USD ($)						6 Months Ended		12 Months Ended
	Jan. 02, 2018	Sep. 01, 2017	Mar. 27, 2017	Jan. 12, 2016	Oct. 15, 2011	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 31, 2018	Nov. 24, 2017	Dec. 23, 2015
Due from Related Parties, Current, Total								$ 75,000
Proceeds from Related Party Debt								26,152,000		3,148,000	$ 235,000
Due to Related Parties, Current, Total								4,223,000		120,000
Stock Issued During Period, Value, Issued for Assumption of Liabilities											3,796,000
M/T Delos [Member]
Lease Termination Expenses					$ 5,750,000
Central Mare [Member]
Due from Related Parties, Current, Total								51,000		46,000
Related Party Transaction, Amounts of Transaction								2,366,000		2,375,000	1,577,000
Non-Employee [Member] | Management Fees - Related Parties [Member]
Allocated Share-based Compensation Expense, Total						$ (25,000)	$ 47,000	(34,000)	$ (34,000)	(25,000)	47,000
Chief Executive Officer [Member] | Incentive Compensation for Completion of Newbuilding Program [Member]
Related Party Transaction, Amounts of Transaction			$ 1,500,000
Proceeds from Related Party Debt	$ 2,250,000
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction								8,901,000		5,605,000	2,598,000
Management Fees Per Vessel Per Day								$ 541
Related Party Chartering Commission Percentage								1.25%
Related Party Sale or Purchase Commission Percentage								1.00%
Relate Party Financing Commission Percentage								0.20%
Related Party, Supervision Services Fee, Percentage								7.00%
Related Party Transaction Term								5 years
Due to Related Parties, Current, Total								$ 2,366,000		74,000
Central Shipping Monaco SAM [Member] | Technical Management Fee [Member]
Management Fees Per Vessel Per Day								595
Central Shipping Monaco SAM [Member] | Commercial Management Fee [Member]
Management Fees Per Vessel Per Day								328
Central Shipping Monaco SAM [Member] | Newbuilding Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction								958,000		454,000	$ 618,000
Family Trading [Member]
Lease Termination Fee, Assumed by Related Party				$ 3,796,000
Stock Issued During Period, Shares, Transfer of Liabilities				8
Stock Issued During Period, Value, Issued for Assumption of Liabilities				$ 3,661,000,000
Due to Related Parties, Total								1,806,000		$ 0
Family Trading [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity														$ 15,000,000
Family Trading [Member] | Interest Payable [Member]
Due to Related Parties, Total								301,000
Family Trading [Member] | Commitment Fees Payable [Member]
Due to Related Parties, Total								5,000
Family Trading [Member] | Arrangement Fees Payable [Member]
Due to Related Parties, Total								1,500,000
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Controlling Interest, Ownership Percentage													90.00%
Affiliated Entity [Member] | M/T Eco Holmby Hills and M/T Eco Palm Springs [Member]
Controlling Interest, Ownership Percentage													50.00%
Affiliated Entity [Member] | M/T Stenaweco Elegance [Member]
Equity Method Investment, Ownership Percentage												10.00%
Central Ship Chartering [Member]
Related Party Chartering Commission Percentage		1.25%
Charter Term		3 years
Charter Rate Per Day		$ 14,750
Charter Option Term		2 years
Due from Related Parties, Total								$ 75,000
Central Ship Chartering [Member] | Optional Year 1 [Member]
Charter Rate Per Day		$ 15,250
Central Ship Chartering [Member] | Optional Year 2 [Member]
Charter Rate Per Day		15,750
Central Ship Chartering [Member] | Revenue Backlog [Member]
Charter Rate Per Day		$ 15,949